Note 3. Pledged Assets and Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 3. Pledged Assets and Long-term Debt

Note 3.                        Notes Payable

            In 2011 the Company borrowed $200,000 with a Promissory Note (“the Note”) payable to David and Edna Kasmoch, the parents of Timothy Kasmoch, the Company’s President and Chief Executive Officer, at 12% interest and prepaid for a period of three months, renewable for an additional three months by the prepayment of additional interest and secured by certain equipment.  Timothy Kasmoch has personally guaranteed the repayment of this Note.  As of March 31, 2016 the Note was past due and the Company is in default.  The Company expects to extend the Note in the near future and pay it in full in 2016, although there can be no assurance the Company will have adequate cash flow to allow for any additional payments or that the maturity date will be extended.  In September 2015, the Company received a demand letter from counsel for the Note holder declaring a default under the Note.  Counsel demanded payment of the entire amount due under the Note as well as defaulted payments under the related BGH capital lease discussed in Note 4, along with additional accrued interest and penalties.   At December 31, 2015 and March 31, 2016, the Company accrued a total of $95,780 and $123,920, respectively, in estimated interest and penalties recorded in accrued interest and accounts payable.  The Company is in negotiations with counsel and David and Edna Kasmoch to resolve this default, although there can be no assurance these negotiations will be successful.

            In 2012 the Company received a Notice and Demand of Payment Withdrawal Liability from Central States Southeast and Southwest Areas Pension Fund (the “Notice”), the pension trustee that was funded by the Company for the benefit of its former employees at its City of Toledo operation.  In December 2013, the Company received a Notice of Default from Central States, and in September 2014 the Company agreed to pay Central States a total of $415,000 plus interest on a financed settlement over 19 months, with payments of $6,000 per month for the first twelve months and $10,000 per month for the following six months, with a balloon payment of approximately $312,000 due on or before February 1, 2016.  Concurrently a separate security agreement was agreed on, effectively securing all of the Company’s assets and future rights to assets.  As of the date of this filing, the Company is not in compliance with the new settlement agreement, as the remaining two payments of $10,000 as well as the balloon payment are overdue.  In an event of default, the Company becomes liable for liquidating damages to Central States in the amount of $78,965.  This liability has been added to the total amount owed under this agreement.  The amount owed under this agreement was $413,639 as of March 31, 2016 and $408,031 as of December 31, 2015.

            In 2009 the Company approved an offering of up to $1,000,000 of Convertible Debentures (the “Debentures”), convertible at any time into our unregistered common stock at $2.00 per share.  The Debentures were issuable in $5,000 denominations, are unsecured and have a stated interest rate of 8%, payable quarterly to holders of record.  As of June 30, 2013, the Company held $455,000 of Debentures, but defaulted and did not pay the holders the principal amount due, all of which became due.  During 2015, two of the Company’s debenture holders converted their respective debt to restricted shares of the Company’s common stock, reducing the amount of Debentures that remain outstanding and in default at March 31, 2016 to $365,000.  The Company continues to accrue interest on the principal amount at the rate set forth in the Debentures until the principal amount is paid in full.  The Company has not made the interest payments due in October 2015, January 2016 and April 2016.  The Company expects to pay all accrued interest due and the principal amount to all outstanding holders of the Debentures after completing substitute financial arrangements, though there can be no assurance of the timing of receipt of these funds and amounts available from these substitute arrangements.

            In October 2015, the Company financed its directors and officers insurance and borrowed $30,100 over 10 months at 9% interest, monthly payments of $3,136 and unsecured.  The amount owed on this note as of March 31, 2016 was $18,332.

            In December 31 2015, the Company entered into an agreement with JSJ Investments, Inc. (“JSJ”) to issue a convertible promissory note (“JSJ Note”) to the Company for $125,000 in cash, less $10,000 in fees paid in debt issuance costs to a third party.  The JSJ Note is for a term of nine (9) month, an interest rate of 10%, and a $4,000 original issue discount fee on actual payments made.  JSJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.  The conversion feature of the JSJ Note was determined to be a beneficial conversion feature and was recorded as a debt discount at fair value of $83,000.  This debt discount is being amortized to interest expense ratably over the nine month note term.  The total amount owed on the JSJ Note was $125,000 and the gross discount was $58,474, including net debt issuance costs of $6,049, as of March 31, 2016. The carrying amount on the JSJ Note was $66,527 as of March 31, 2016.

            In January 15 2016, the Company entered into an agreement with JMJ Financial (“JMJ”), to issue a Convertible Promissory Note (“JMJ Note”) to the Company for $500,000, with an initial loan of $100,000 in cash, less $6,950 in debt issuance costs paid to Craft Capital Management, LLC (“Craft”).  Craft also received 4,000 stock warrants, valued at $3,000 (gt $9,950), to purchase common stock of the Company at an exercise price of $1.00 per share.  The JMJ Note is for a term of two (2) years, an interest rate of 12% if not paid within the first 90 days, and a 10% original issue discount fee on actual payments made.  After 180 days from the agreement date, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice.  The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.  The conversion feature of the JMJ Note was determined to be a beneficial conversion feature and was recorded as a debt discount at fair value of $67,000.  This debt discount is being amortized to interest expense ratably over the two year note term.  The total amount owed on the JMJ Note was $100,000 and the gross discount was $67,539, including net debt issuance costs of $8,914, as of March 31, 2016. The carrying amount on the JMJ Note was $32,461 as of March 31, 2016, and is classified as long-term debt on the balance sheet.

            In March 4 2016, the Company entered into an agreement with Tangiers Investment Group, LLC (“Tangiers”), to issue a 10% Convertible Promissory Note (“Tangiers Note”) to us for $58,500 in cash, less $8,500 in original issue discount retained by Tangiers.  The Tangiers Note is for a term of one (1) year, an interest rate of zero percent if prepaid within the first 90 days, with a graduated prepayment penalty every 30 days, up until 180 days from the March 2016 effective date.  At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.  The conversion feature of the Tangiers Note was determined to be a beneficial conversion feature and was recorded as a debt discount at fair value of $39,000.  This debt discount is being amortized to interest expense ratably over the one year note term.  The total amount owed on the Tangiers Note was $58,500 and the gross discount was $43,542 as of March 31, 2016. The carrying amount on the Tangiers Note was $14,958 as of March 31, 2016.

Note 3.            Pledged Assets and Long-Term Debt

In 2011 the Company borrowed $200,000 with a Promissory Note (“the Note”) payable to David and Edna Kasmoch, the parents of Timothy Kasmoch, the Company’s President and Chief Executive Officer, at 12% interest and prepaid for a period of three months, renewable for an additional three months by the prepayment of additional interest and secured by certain equipment.  Timothy Kasmoch has personally guaranteed the repayment of this Note.  As of December 31, 2015 the Note was past due and we are in default.  The Company expects to extend the Note in the near future and pay it in full in 2016, although there can be no assurance the Company will have adequate cash flow to allow for any additional payments or that the maturity date will be extended.  In September 2015, the Company received a demand letter from counsel for the Note holder declaring a default under the Note.  Counsel demanded payment of the entire amount due under the Note, along with accrued interest and penalties.  At December 31, 2015 the Company accrued a total of approximately $96,000 in estimated interest and penalties recorded in accrued interest and accounts payable.  The Company is in negotiations with counsel and David and Edna Kasmoch to resolve this default, although there can be no assurance these negotiations will be successful.

In 2012 the Company received a Notice and Demand of Payment Withdrawal Liability from Central States Southeast and Southwest Areas Pension Fund (the “Notice”), the pension trustee that was funded by the Company for the benefit of its former employees at its City of Toledo operation.  In December 2013, the Company received a Notice of Default from Central States, and in September 2014 the Company agreed to pay Central States a total of $415,000 plus interest on a financed settlement over 19 months, with payments of $6,000 per month for the first twelve months and $10,000 per month for the following six months, with a balloon payment of approximately $312,000 due on or before February 1, 2016.  Concurrently a separate security agreement was agreed on, effectively securing all of the Company’s assets and future rights to assets.  As of the date of this filing, the Company is not in compliance with the new settlement agreement, as the remaining three payments of $10,000 as well as the balloon payment are overdue.  In an event of default, the Company becomes liable for liquidating damages to Central States in the amount of $78,965.  This liability has been added to the total amount owed under this agreement.  The amounts owed under this agreement were $408,031 and $389,389, respectively, as of December 31, 2015 and 2014.

In 2009 the Company approved an offering of up to $1,000,000 of Convertible Debentures (the “Debentures”), convertible at any time into our unregistered common stock at $2.00 per share.  The Debentures were issuable in $5,000 denominations, are unsecured and have a stated interest rate of 8%, payable quarterly to holders of record.

As of June 30, 2013, the Company held $455,000 of Debentures, but defaulted and did not pay the holders the principal amount due, all of which became due.  During 2015, two of the Company’s debenture holders converted a total of $91,260 in debt including accrued interest to 45,630 restricted shares of the Company’s common stock.  This reduced the amount of Debentures that remain outstanding and in default at December 31, 2015 to $365,000.  The Company continues to accrue interest on the principal amount at the rate set forth in the Debentures until the principal amount is paid in full.  The Company has not made the interest payments due in October 2015 and January 2016, and do not expect to pay the April 2016 installment due by the time of this filing.  The Company expects to pay all accrued interest due and the principal amount to all outstanding holders of the Debentures after completing substitute financial arrangements, though there can be no assurance of the timing of receipt of these funds and amounts available from these substitute arrangements.

The Company has previously borrowed to purchase processing and automotive equipment, and as of December 31, 2015, one term note is outstanding at 7.1% interest for a term of five years, with monthly payments of approximately $2,100 and secured by automotive equipment.  The amount owed on the note as of December 31, 2015 was approximately $6,200 and was paid in full on the maturity date in March 31, 2016.

In September 2014, the Company executed a Promissory Note (the “Limited Note”) for $50,000 with N-Viro Energy Limited (“Ltd”), classified as a related party, at 5% interest and for a period of 90 days.  During the fourth quarter of 2014 and into 2015, the Company repaid the Limited Note by reimbursing expenses incurred by Ltd related to its China project, and fully paid it off in June 2015.

During 2015 the Company borrowed a total of approximately $54,000 to pay for an insurance policy on equipment coverage during the year.  The agreement is for a nine month term with an interest rate of 8.4% and monthly payments of approximately $5,400.  The Company also financed its directors and officers insurance in late 2015, financing $30,100 over 10 months at 9% interest, monthly payments of $3,136 and is not secured.  The amounts owed on these notes as of December 31, 2015 was approximately $33,000.

In December 2015, the Company entered into an agreement to issue a convertible promissory note (“Convertible Note”)  to the Company for $125,000 in cash, less $10,000 in fees paid in debt issuance costs to a third party.  The Convertible Note is for a term of nine (9) month, an interest rate of 10%, and a $4,000 original issue discount fee on actual payments made.  The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice.  The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.  The transaction was exempt from the registration requirements under the Securities Act pursuant to section 4(a)(2) as a transaction by an issuer not involving a public offering.  The conversion feature of this convertible promissory note was determined to be a beneficial conversion feature and was recorded as a debt discount at fair value of $83,000.  This debt discount is being amortized to interest expense over the nine month note term.  The total amount owed on this note was $125,000 and the gross discount was $81,425 as of December 31, 2015. The carrying amount on this note was $43,575 as of December 31, 2015.

Long-term debt at December 31, 2015 and 2014 is as follows:

	2015	2014
Notes payable - related party (David Kasmoch)	$200,000	$200,000
Pension withdrawal liability	408,031	389,389
Convertible debentures	365,000	455,000
Notes payable - equipment vendors	6,182	32,818
Note payable - related party (Ltd.)	0	44,480
Note payable - insurance	32,830	36,550
Convertible note payable, net of discount	43,575	0
	1,055,618	1,158,237
Less current maturities	1,055,618	831,583
	$0	$326,654